Benefit Plans - Non-qualified Retirement Benefits, Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Fair value of plan assets	$ 270,181	$ 248,950
Non Qualified Retirement Plans [Member]
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Projected benefit obligation	34,014	30,843
Accumulated benefit obligation	34,014	29,903
Fair value of plan assets